INVENTORIES	12 Months Ended
Dec. 31, 2013
Inventory Disclosure [Abstract]
INVENTORIES
INVENTORIES
        The major categories of inventories were as follows:

(In millions)	December 31, 2013	December 31, 2012
Finished goods	$312.7	$264.6
Work in process	82.5	56.9
Raw and packaging materials	139.6	114.4
Inventories	$534.8	$435.9